Investment Securities - Fair Value of Trading and Other Securities by Type (Details) (10-K) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Trading Securities and Other Trading Assets [Line Items]
Bonds	$ 106	$ 131	$ 2,330
Preferred stock	6	6	0
Trading securities	112	137	2,330
Other trading securities		128	5
Certificates of Deposit and Commercial Paper [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Bonds		0	238
US Treasury and Government [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Bonds		0	303
Commercial Mortgage Backed Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Bonds	2	2	151
Foreign Government Debt Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Bonds	3	3	20
Collateralized Debt Obligations [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Bonds	3	0	512
US States and Political Subdivisions Debt Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Bonds		0	14
Residential Mortgage Backed Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Bonds	1	2	36
Corporate Debt Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Bonds	97	124	$ 1,056
Bonds [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	$ 106	$ 131